Loans and borrowings (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Long-term Loans and Borrowings

The long-term loans and borrowings consist of the following:

		Final maturity	As at
Currency	Interest rate	(fiscal year)	March 31, 2019	March 31, 2018
US dollars	3M USD Libor+1.27%	2020	11,400	22,700
US dollars	3M USD Libor+0.95%	2022	50,400	67,200

Total			61,800	89,900
Less: Debt issuance cost			(409)	(769)

Total			61,391	89,131
Current portion of long-term debt			$27,969	$27,740
Long-term debt			$33,422	$61,391